Capital Management (Summary of EBITDA, Adjusted EBITDA and Adjusted Finance Costs) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of objectives, policies and processes for managing capital [abstract]
Adjusted finance costs	$ 500	$ 494
Finance costs	613	520
Borrowing costs capitalized to property, plant and equipment	(29)	(20)
Interest on net defined benefit pension and other post-retirement plan obligations	9	13
Loss on early extinguishment of debt	$ 142	$ 0